SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 7,217	$ 7,010	$ 7,770
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	236
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	245
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 6,736